Newbuildings (Tables)	12 Months Ended
Dec. 31, 2015
Building [Member]
Property, Plant and Equipment [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Newbuilding beginning of period	$—	$122,572
Additions	—	169,003
Capitalized interest	—	3,292
Transfer to vessel/ net investment in direct financing lease	—	(294,867)
Newbuilding end of period	$—	$—